Fees Summary	May 12, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 6,661,000
Previously Paid Amount	0
Total Fee Amount	1,019.8
Total Offset Amount	0
Net Fee	$ 1,019.8